Commitments and Contingencies	12 Months Ended
Mar. 31, 2023
Contingent and Uncertainties [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 3 – COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

The Company has significant cash deposits with suppliers in order to obtain and maintain inventory. The Company’s ability to obtain products and maintain inventory at existing and new locations is dependent upon its ability to post and maintain significant cash deposits with its suppliers. In the PRC, many vendors are unwilling to extend credit terms for product sales that require cash deposits to be made. The Company does not generally receive interest on any of its supplier deposits, and such deposits are subject to loss as a result of the creditworthiness or bankruptcy of the party who holds such funds, as well as the risk from illegal acts such as conversion, fraud, theft or dishonesty associated with the third party. If these circumstances were to arise, the Company would find it difficult or impossible, due to the unpredictability of legal proceedings in China, to recover all or a portion of the amount on deposit with its suppliers.

Members of the current management team own controlling interests in the Company and are also the Owners of the VIEs in the PRC. The Company only controls the VIEs through contractual arrangements which obligate it to absorb the risk of loss and to receive the residual expected returns. As such, the controlling shareholders of the Company and the VIEs could cancel these agreements or permit them to expire at the end of the agreement terms, as a result of which the Company would not retain control of the VIEs.

Concentrations and Credit Risk

Certain financial instruments, which subject the Company to concentration of credit risk, consist of cash and restricted cash. The Company has cash balances at financial institutions located in Hong Kong and PRC. Balances at financial institutions in Hong Kong may, from time to time, exceed Hong Kong Deposit Protection Board’s insured limits. Since March 31, 2015, balances at financial institutions and state-owned banks within the PRC are covered by insurance up to RMB 500,000 (USD 79,600) per bank. As of March 31, 2023 and March 31, 2022, the Company had deposits totaling $31,558,338 and $35,283,936 that were covered by such limited insurance, respectively. Any balance over RMB 500,000 (USD79,600) per bank in PRC will not be covered. To date, the Company has not experienced any losses in such accounts.

For the fiscal year ended March 31, 2023, four vendors collectively accounted for 51.8% of the Company’s total purchases and four suppliers accounted for more than 10% of total advances to suppliers. For the fiscal year ended March 31, 2022, two vendors collectively accounted for 40.2% of the Company’s total purchases and two suppliers accounted for more than 10% of total advances to suppliers.

For the fiscal year ended March 31, 2023, one customer accounted for more than 10% of the Company’s total sales but no customer accounted for more than 10% of total accounts receivable. For the fiscal year ended March 31, 2022, no customer accounted for more than 10% of the Company’s total sales or more than 10% of total accounts receivable.